SSgA FUNDS

                        SUPPLEMENT DATED JANUARY 15, 1999
                      TO PROSPECTUS DATED DECEMBER 28, 1998

                            SSgA LIFE SOLUTIONS FUNDS

To correct a typographical error, the table on page 22 of the above-referenced prospectus is hereby amended in its entirety to read as follows:

       -----------------------------------------------------------------------------------
       Life Solutions Fund                  Average Indirect Expense Ratios Before and
                                            After Fee Waiver and/or Expense
                                            Reimbursement (%)
       -----------------------------------------------------------------------------------
                                            Before                          After
       -----------------------------------------------------------------------------------
        Income and Growth Fund                0.73                            0.57
       -----------------------------------------------------------------------------------
        Balanced Fund                         0.82                            0.64
       -----------------------------------------------------------------------------------
        Growth Fund                           0.87                            0.68
       -----------------------------------------------------------------------------------